Fair Values Of Financial Instruments - Additional Information (Detail) - ARS ($)	Mar. 18, 2022	Dec. 31, 2021	Oct. 01, 2021
Prisma Medios de Pago SA [Member]
Fair Value Of Financial Instruments [Line Items]
Percentage of Capital Stock to be Sold			49.00%
Prisma Medios de Pago SA [Member] | Share Transfer Activity [Member]
Fair Value Of Financial Instruments [Line Items]
Equity Instruments Transferred Value	$ 40,038,121.84
Prisma [Member] | BBVA Argentina [Member]
Fair Value Of Financial Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		$ 4,113,917,000